SUPPLEMENTAL CASH FLOW INFORMATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Promissory note interest accretion	$ 119,205